Average Annual Total Return (Invesco Van Kampen Limited Duration Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class A
Average Annual Total Returns
Column	Class A: Inception (06/16/86)
Label	Return Before Taxes
1 Year	(0.24%)
5 Years	(1.08%)
10 Years	0.98%
Since Inception
Inception Date	Jun. 16, 1986
Return Before Taxes | Class B
Average Annual Total Returns
Column	Class B: Inception (11/05/91)
1 Year	(3.20%)
5 Years	(1.42%)
10 Years	0.84%
Since Inception
Inception Date	Nov. 05, 1991
Return Before Taxes | Class C
Average Annual Total Returns
Column	Class C: Inception (05/10/93)
1 Year	0.91%
5 Years	(1.07%)
10 Years	0.77%
Since Inception
Inception Date	May 10, 1993
Return Before Taxes | Class Y
Average Annual Total Returns
Column	Class Y: Inception (08/12/05)
1 Year	2.33%
5 Years	(0.34%)
10 Years
Since Inception	(0.18%)
Inception Date	Aug. 12, 2005
Return After Taxes on Distributions | Class A
Average Annual Total Returns
Column	Class A: Inception (06/16/86)
Label	Return After Taxes on Distributions
1 Year	(1.04%)
5 Years	(2.48%)
10 Years	(0.48%)
Since Inception
Inception Date	Jun. 16, 1986
Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Total Returns
Column	Class A: Inception (06/16/86)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	(0.16%)
5 Years	(1.69%)
10 Years	none
Since Inception
Inception Date	Jun. 16, 1986
Barclays Capital 1-5 Government/Credit Index
Average Annual Total Returns
Label	Barclays Capital 1-5 Government/Credit Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	4.08%
5 Years	5.05%
10 Years	4.88%
Since Inception